Equity (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Paid in Capital of the Bank

As of December 31, 2022, 2021 and 2020, the paid-in capital of the Bank is represented by common shares subscribed and paid, with no par value, and its motion presented below:

	Common shares
	2022	2021	2020
	(number)	(number)	(number)
Issued as of January 1,	973,517,871,202	512,406,760,091	512,406,760,091
Issuance of paid shares		461,111,111,111	—
Increase in share for Itaú-Corpbanca business combination	—	—	—
Issuance of shares pending payment	—	—	—
Repurchase of own shares	—	—	—
Sale of own shares	—	—	—
Issued as of December 31,	973,517,871,202	973,517,871,202	512,406,760,091

Schedule of Shareholder List

	Shares
	2022		2021		2020
	Number of	Ownership	Number of	Ownership	Number of	Ownership
Company name or shareholder name	shares	%	shares	%	shares	%
Itaú Unibanco	638,826,855,128	65.62%	551,015,065,630	56.60%	200,966,823,626	39.22%
ITB Holding Brasil Participaçoes Ltda. (1)	337,067,239,334	34.62%	242,989,430,571	24.96%	62,567,655,359	12.21%
Itaú Unibanco Holding S.A.	256,035,852,654	26.30%	256,035,852,654	26.30%	115,039,610,411	22.45%
CGB II SpA	18,011,182,273	1.85%	24,277,201,538	2.49%	10,908,002,836	2.13%
CGB III SpA	4,006,137,826	0.41%	4,006,137,826	0.41%	1,800,000,000	0.35%
Saga II SpA	15,579,424,880	1.60%	15,579,424,880	1.60%	7,000,000,000	1.37%
Saga III SpA	8,127,018,161	0.84%	8,127,018,161	0.84%	3,651,555,020	0.71%

Saieh Family	12,944,134,744	1.33%	139,150,760,455	14.29%	140,835,760,455	27.49%
Corp Group Banking S.A. (2)	10,336,224,362	1.06%	134,442,850,073	13.81%	136,127,850,073	26.57%
Compañía Inmobiliaria y de Inversiones Saga SpA	2,607,910,382	0.27%	4,707,910,382	0.48%	4,707,910,382	0.92%

International Finance Corporation	11,189,693,524	1.15%	18,974,820,165	1.95%	17,017,909,711	3.32%

Others	310,557,187,806	31.90%	264,377,224,952	27.16%	153,586,266,299	29.97%
Local Securities Brokerage	154,068,949,153	15.83%	140,668,223,148	14.45%	80,382,817,848	15.69%
ADRs Holders and Inst. Foreign Investors	75,531,854,039	7.76%	54,904,718,599	5.64%	35,127,077,810	6.86%
Local institutional investors	69,728,964,485	7.16%	57,548,753,873	5.91%	25,351,261,131	4.95%
Other minority shareholders	11,227,420,129	1.15%	11,255,529,332	1.16%	12,725,109,510	2.48%
Totals	973,517,871,202	100.00%	973,517,871,202	100.00%	512,406,760,091	100.00%

(1)Includes 103,736,846,776 shares owned by ITB Holding Brasil Participações Ltda. under custody.

(2)As of December 31, 2022 and 2021 includes 36,000,000 shares owned by Corp Group Banking S.A. under custody.

(3)    The percentages included in this column have been rounded for ease of presentation. These Percentages have been calculated on the basis of the     unrounded figures presented in the “No. Shares” column.

Schedule of Distribution of Dividends

At the Ordinary Meeting of the Shareholders of Banco Itaú Chile held on March 24, 2022 the shareholders agreed to distribute profits for MCh$83,342 representing 30% of the profits for 2021.

	Income	Allocated to
	attributable to	reserves and					Dividend per
	equity holders	retained	Allocated to	Percentage			share
Years	(1)	earnings (1)	dividends	distributed		Number of shares	(in pesos)
	MCh$	MCh$	MCh$	%
Year 2021 (Shareholders’ Meeting March 2022)	279,765	196,423	83,342	30%	%	973,517,871,202	0.08561
Year 2020 (Shareholders’ Meeting March 2021)	(925,479)	(156,342)	—	0%	%	512,406,760,091	—

(1)   According to the Consolidated Financial Statements filed with the CMF.

Schedule of Attributable to the Equity Holders of the Bank

	As of and for the years ended December 31,
	2022		2021		2020
	N° of Shares	Amount	N° of Shares	Amount	N° of Shares	Amount
	Millions	MCh$	Millions	MCh$	Millions	MCh$
Basic earnings per share
Net income for the year	—	443,288	—	273,410	—	(808,784)
Weighted average number of outstanding shares	973,518	—	598,861	—	512,407	—
Assumed convertible debt conversion	—	—	—	—	—	—
Adjusted number of outstanding shares	973,518	—	598,861	—	512,407	—
Basic earnings per share (Chilean pesos)	—	0.455	—	0.457	—	(1.578)
Diluted earnings per share
Net income for the year	—	443,288	—	273,410	—	(808,784)
Weighted average number of outstanding shares	973,518	—	598,861	—	512,407	—
Dilutive effects
Assumed convertible debt conversion	—	—	—	—	—	—
Conversion of common shares	—	—	—	—	—	—
Options rights	—	—	—	—	—	—
Adjusted number of shares	973,518	—	598,861	—	512,407	—
Diluted earnings per share (Chilean pesos)	—	0.455	—	0.457	—	(1.578)

Schedule of Equity Effects and Income Taxes

Note 24 – Equity, continued

The following are the equity effects and income taxes for years ended December 31, 2022, 2021 and 2020:

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments in	Colombia and	Defined	Equity
	instruments	Cash flow	foreign	New York	benefits	instruments
As of December 31, 2022	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2022	(129,884)	40,700	(25,747)	24,203	(5,147)	1,240	(94,635)
Effects for the year	41,575	35,577	(42,070)	(78,901)	2,294	1,739	(39,786)
Reclasification new bussines model according to IFRS 9	102,250	—	—	—	—	—	102,250
Termination of accounting hedges highly probable transactions	—	(61,330)	—	—	—	—	(61,330)
Ending balances as of December 31, 2022	13,941	14,947	(67,817)	(54,698)	(2,853)	2,979	(93,501)

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2022	(3,305)	(20,871)	18,849	—	1,994	—	(3,333)
Effects for the period	(7,761)	(683)	3,730	—	(1,055)	—	(5,769)
Reclasification new bussines model according to IFRS 9	(16,064)	—	—	—	—	—	(16,064)
Termination of accounting hedges highly probable transactions	—	16,559	—	—	—	—	16,559
Ending balances as of December 31, 2022	(27,130)	(4,995)	22,579	—	939	—	(8,607)

Net balances as of December 31, 2022	(13,189)	9,952	(45,238)	(54,698)	(1,914)	2,979	(102,108)

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments	Colombia and	Defined		Equity
	instruments	Cash flow	in foreign	New York	benefits		instruments
As of December 31, 2021	at FVTOCI	hedge	operations	branch	obligations		at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2021	33,154	(8,621)	63,339	(26,829)	(8,116)	—	1,660	54,587
Effects for the year	(163,038)	49,321	(28,239)	51,032	2,969		(420)	(88,375)
Reclassifications due to the discontinuation of the net investment in Itaú Colombia hedge	—	—	(60,847)	—	—		—	(60,847)
Ending balances as of December 31, 2021	(129,884)	40,700	(25,747)	24,203	(5,147)		1,240	(94,635)

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2021	(12,760)	(2,067)	(15,168)	—	2,232	—	—	(27,763)
Effects for the year	9,455	(18,804)	17,331	—	(238)		—	7,744
Reclassifications due to the discontinuation of the net investment in Itaú Colombia hedge	—	—	16,686	—	—		—	16,686
Ending balances as of December 31, 2021	(3,305)	(20,871)	18,849	—	1,994		—	(3,333)

Net balances as of December 31, 2021	(133,189)	19,829	(6,898)	24,203	(3,153)		1,240	(97,968)

Note 24 – Equity, continued

				Exchange
				differences on
			Hedge of net	investment
	Debt		investments	in Colombia	Defined		Equity
	instruments	Cash flow	in foreign	and New York	benefits		instruments
As of December 31, 2020	at FVTOCI	hedge	operations	branch	obligations		at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2020	37,484	(822)	(17,383)	37,328	(6,484)	—	1,739	51,862
Effects for the year	(4,330)	(7,799)	80,722	(64,169)	(1,632)		310	3,102
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	—	—	—	12	—		(389)	(377)
Ending balances as of December 31, 2020	33,154	(8,621)	63,339	(26,829)	(8,116)		1,660	54,587

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2020	(12,705)	(465)	6,627	—	1,798	—	—	(4,745)
Effects for the year	(55)	(1,602)	(21,795)	—	434		—	(23,018)
Ending balances as of December 31, 2020	(12,760)	(2,067)	(15,168)	—	2,232		—	(27,763)

Net balances as of December 31, 2020	20,394	(10,688)	48,171	(26,829)	(5,884)		1,660	26,824

Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit

As of December 31, 2022				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flows	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (1)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A. (1)	0.013%	—	—	—	—	—	—	—	—	—	—
Itaú Colombia S.A. and subsidiaries	0.538%	874	72	93	(238)	(32)	(21)	15	(19)	(202)	(130)
Totals		874	72	93	(238)	(32)	(21)	15	(19)	(202)	(130)
(1)	Financial instruments at FVTOCI include debt instruments for MCh$93.

As of December 31, 2021				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flows	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (1)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A. (1)	20.015%	486	74	—	—	—	—	—	—	—	74
Itaú Colombia S.A. and subsidiaries	12.900%	77,225	2,753	(3,474)	8,189	1,817	(3,051)	440	1,876	5,797	8,550
Totals		77,711	2,827	(3,474)	8,189	1,817	(3,051)	440	1,876	5,797	8,624
(1)	Financial instruments at FVTOCI include debt instruments for MCh$3,807 and equity instruments MCh$52 loss.

As of December 31, 2020				Other Comprehensive Income
Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other
	Non-		Net	instruments at	on	in foreign	Flows	benefits	Deferred	comprehensive	Comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (2)	translation	operations	hedges	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A.	20.015%	404	(33)	—	—	—	—	—	—	—	(33)
Itaú Colombia S.A. and subsidiaries (1)(2)	12.900%	68,683	(17,338)	(3,859)	(7,602)	—	2,117	1,629	(272)	(7,987)	(25,325)
Itaú Corredores de Seguros S.A.	—%	—	—	—	—	—	—	—	—	—	—
Totals		69,087	(17,371)	(3,859)	(7,602)	—	2,117	1,629	(272)	(7,987)	(25,358)
(1)	Financial instruments at FVTOCI include debt instruments for MCh$678 loss and equity instruments MCh$274 gain.
(2)

On December 3, 2019, after obtaining regulatory approvals from banking supervisors in Chile, Colombia and Brazil, Banco Itaú Chile completed the acquisition of the Itaú Colombia shares owned by Helm LLC and Kresge Stock Holding Company Inc. As a result of these acquisitions, Banco Itaú Chile owns approximately 87.10% of the shares of Itaú Colombia.

Note 24 – Equity, continued

Schedule of Non-controlling Interest Movement

The following table shows the non-controlling interest movements for the year ended December 31, 2022, 2021 and 2020:

	As of December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Opening balances as of January 1,	77,711	69,087	94,445
Increase participation in Colombia	(76,707)	—	—
Comprehensive income	(130)	8,624	(25,358)
Ending balances as of December 31,	874	77,711	69,087

Schedule of Main Subsidiary with Non-controlling Interest

Details for the main subsidiary of Banco Itaú Chile with non-controlling interest are as follows:

		As of December 31,
		2022		2021
		Group	Non-controlling	Group	Non-controlling
Entity Name	Country	participation	participation	participation	participation
Itaú Colombia S.A. and subsidiaries	Colombia	99.462%	0.538%	87.100%	12.900%

Schedule of Consolidation Elimination Adjustments

Summarized financial information for the main subsidiary with non-controlling interest, is as follows:

	As of December 31,
Summary Statements of Financial Position	2022	2021
	MCh$	MCh$
Current assets	4,790,182	6,084,224
Current liabilities	(2,919,490)	(4,021,720)
Net current assets (liabilities)	1,870,692	2,062,504

Non-current assets	665,911	712,102
Non-current liabilities	(2,199,580)	(2,203,537)
Net non-current assets (liabilities)	(1,533,669)	(1,491,435)

Total net assets (liabilities)	337,023	571,069

Accumulated non-controlling interest	874	77,711

Summary of Income Statements

	For the years ended December 31,
Summary Income Statements	2022	2021
	MCh$	MCh$
Interest income and readjustments	502,125	341,292
Income for the year	7,633	7,210
Non-controlling interests income	41	2,753

Summary of Cash Flows Statements

	For the years ended December 31,
Summary Cash Flows Statements	2022	2021
	MCh$	MCh$

Net cash flows provided by (used in) operating activities	(186,515)	638,437
Net cash flows provided by (used in) investing activities	(140,766)	35,840
Net cash flows provided by (used in) financing activities	(138,264)	43,822
Net increase (decrease) in cash flows	(465,545)	718,099

Schedule of Consolidated Comprehensive Income

	2022
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	443,288	72	443,360
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	41,575	93	41,668
Hedge of net investment in foreign operations	(42,070)	(32)	(42,102)
Cash flows hedge	(25,753)	(21)	(25,774)
Exchange differences	(78,901)	(238)	(79,139)
Changes in the fair value of equity investments at fair value through other comprehensive income	1,739	—	1,739
Defined benefits obligation	2,294	15	2,309
Subtotals	(101,116)	(183)	(101,299)
Income taxes
Debt instruments at fair value through other comprehensive income	(7,761)	(38)	(7,799)
Hedge of net investment in foreign operations	3,730	19	3,749
Cash flows hedge	15,876	6	15,882
Defined benefits obligation	(1,055)	(6)	(1,061)
Subtotals	10,790	(19)	10,771
Other comprehensive loss for the year	(90,326)	(202)	(90,528)
Comprehensive loss for the year	352,962	(130)	352,832

	2021
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	273,410	2,827	276,237
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	(163,038)	(3,410)	(166,448)
Hedge of net investment in foreign operations	(28,239)	1,817	(26,422)
Cash flows hedge	49,321	(3,051)	46,270
Exchange differences	51,032	8,189	59,221
Changes in the fair value of equity investments at fair value through other comprehensive income	(420)	(64)	(484)
Defined benefits obligation	2,969	440	3,409
Subtotals	(88,375)	3,921	(84,454)
Income taxes
Debt instruments at fair value through other comprehensive income	9,455	1,114	10,569
Hedge of net investment in foreign operations	17,331	1,086	18,417
Cash flows hedge	(18,804)	(288)	(19,092)
Defined benefits obligation	(238)	(36)	(274)
Subtotals	7,744	1,876	9,620
Other comprehensive income for the year	(80,631)	5,797	(74,834)
Comprehensive income for the year	192,779	8,624	201,403

Note 24 – Equity, continued

	2020
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	(808,784)	(17,371)	(826,155)
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	(4,330)	(3,905)	(8,235)
Hedge of net investment in foreign operations	80,722	—	80,722
Cash flow hedge	(7,799)	2,117	(5,682)
Exchange differences	(64,169)	(7,602)	(71,771)
Changes in the fair value of equity investments at fair value through other comprehensive income	310	46	356
Defined benefits obligation	(1,632)	1,629	(3)
Subtotals	3,102	(7,715)	(4,613)
Income taxes
Debt instruments at fair value through other comprehensive income	(55)	1,613	1,558
Hedge of net investment in foreign operations	(21,795)	—	(21,795)
Cash flow hedge	(1,602)	(1,432)	(3,034)
Defined benefits obligation	434	(453)	(19)
Subtotals	(23,018)	(272)	(23,290)
Other comprehensive income (loss) for the year	(19,916)	(7,987)	(27,903)
Comprehensive income (loss) for the year	(828,700)	(25,358)	(854,058)